Reversal of loss allowance/(loss allowance) on trade receivables (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Reversal of loss Allowance/(loss allowance) on trade receivables
Impairment loss (reversal of impairment loss) on trade receivables, net	$ (1,597)	$ (994)	$ (3,397)	$ (37,614)
Non recurring reversal on loss allowance on trade receivable from key customer				$ 36,500